Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries and other benefits	$ 45	$ 41
Share-based payments	20	16
Total compensation	$ 65	$ 57